LEASES - Schedule of Cash Flows Related Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
2026	$ 319
2027	319
2028	204
2029	162
2030	26
Thereafter	57
Total lease payments (undiscounted)	1,087
Less – discount to net present value	(158)
Present value of lease liabilities	$ 929	$ 825